Employee benefit plans and compensation plans - Defined benefit plans - Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
International equities
Employee benefit plans and compensation plans
Percentage of plan assets	13.00%	11.40%
Swedish equities
Employee benefit plans and compensation plans
Percentage of plan assets	8.90%	7.50%
Swedish nominal bonds
Employee benefit plans and compensation plans
Percentage of plan assets	40.70%	40.30%
Real estate
Employee benefit plans and compensation plans
Percentage of plan assets	10.20%	11.20%
Private equity
Employee benefit plans and compensation plans
Percentage of plan assets	9.40%	10.40%
Other
Employee benefit plans and compensation plans
Percentage of plan assets	17.80%	19.20%